Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Numerator
Numerator for basic and diluted earnings per share									$ 441,596	$ 422,122	$ 412,439
Denominator
Denominator for basic earnings per share - weighted average number of shares outstanding									152,832	159,012	161,330
Effect of assumed conversion of 0.50% convertible notes									14	20	24
Effect of dilutive stock options granted									2,372	2,334	1,764
Denominator for dilutive earnings per share - adjusted weighted average shares and assumed conversions									155,218	161,366	163,118
Basic earnings per share	$ 0.60	$ 0.70	$ 0.75	$ 0.84	$ 0.64	$ 0.69	$ 0.69	$ 0.64	$ 2.89	$ 2.65	$ 2.56
Diluted earnings per share	$ 0.59	$ 0.69	$ 0.74	$ 0.83	$ 0.63	$ 0.68	$ 0.68	$ 0.63	$ 2.85	$ 2.62	$ 2.53